Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Notes Payable

Notes payables consisted of the following:

	March 31, 2023	December 31, 2022
Related party demand notes with a 10% financing fee. 10% annual interest starting January 31, 2023. Notes are callable starting March 31, 2023	$770,000	$770,000
Convertible notes. 10% annual interest. Conversion price of $10.00	410,000	100,000
Convertible debentures. 8% interest. Conversion price of $10.40	330,000	-
Less debt discount	(408,679)	(107,356)
Total, net of discount	$1,101,321	$762,644

Notes payables consisted of the following:

	December 31, 2022	December 31, 2021
Related party demand notes with a 10% financing fee. 10% annual interest starting January 31, 2023. Notes are callable starting March 31, 2023	770,000	-
Demand notes. 10% annual interest.	100,000
Less debt discount	(107,356)	-
Total, net of discount	762,644	-